                         MFS MUNICIPAL HIGH INCOME FUND

             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000








                                                              September 25, 1995



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re:    MFS Series Trust III (File No. 811-2794), on Behalf of
                    MFS Municipal High Income Fund

Ladies and Gentlemen:

     Pursuant to the requirements of Section 30(b) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder, we hereby file a copy of the Semiannual Report to Shareholders dated July 31, 1995 of MFS Municipal High Income Fund.

                                                   Very truly yours,

                                                   JOHN MCNAMARA

                                                   John McNamara
                                                   Production Editor

[MFS Logo]                                                     Semiannual Report
THE FIRST NAME IN MUTUAL FUNDS                                     July 31, 1995



MFS(R) Municipal High Income Fund




                    [A photo of two men sitting at a window.]

MFS(R) MUNICIPAL HIGH INCOME FUND

Trustees

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises

Lawrence T. Perera - Partner,
Hemenway & Barnes

William J. Poorvu - Adjunct Professor,
Harvard University Graduate School of
Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice
President and Secretary, Massachusetts
Financial Services Company

Jeffrey L. Shames* - President, Massachusetts
Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American
Management Corp. (Investment Advisers)


Investment Adviser

Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116-3741


Distributor

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, Massachusetts 02116-3741


Portfolio Manager

Cynthia M. Brown*


Treasurer

W. Thomas London*


Assistant Treasurer

James O. Yost*


Secretary

Stephen E. Cavan*


Assistant Secretary

James R. Bordewick, Jr.*




* Affiliated with the Investment Adviser




Custodian

State Street Bank and Trust Company


Auditors

Ernst & Young LLP


Investor Information

For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


Investor Service

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For current account service, call toll free:
1-800-225-2606 any business day from 8 a.m.
to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.






---------------------------------------------
[Dalbar logo]  TOP-RATED SERVICE

MFS was rated first when securities firms evaluated the quality of service they receive from 40 mutual fund companies. MFS got high marks for answering calls quickly, processing transactions accurately and sending statements out on time.

                 (Source: 1994 DALBAR Survey)
---------------------------------------------

Letter to Shareholders

Dear Shareholders:

The municipal bond market, particularly the high-yield segment, has been under significant pressure in the past six months, resulting from a decline in the supply of new issues and uncertainty about federal flat-tax proposals. In spite of this environment, Class A shares of the Fund provided a total return of +7.02% for the six months ended July 31, while Class B shares had a total return of +6.47%. Both of these returns, which include the reinvestment of distributions but exclude the effects of any sales charges, slightly underperformed the +7.61% return of the Lehman Brothers Municipal Bond Index (the Lehman Index). It should be noted that the Lehman Index is an unmanaged index of investment-grade bonds which are rated Baa or higher, while the Fund invests primarily in lower-quality municipal issues which are rated Baa or below, or are unrated. A discussion of the Fund's results relative to the Lehman Index may be found in the Portfolio Performance and Strategy section of this letter.

Economic Outlook

Moderate, but sustainable, growth appears to be the hallmark of the economic expansion's fifth year. Consumer spending and homebuying showed only modest gains through July 31, while businesses continued to work off excess inventories and reduce factory output. Meanwhile, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, we believe the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2 1/2% to 3% real (adjusted for inflation) growth in gross domestic product through 1995.

Interest Rates

Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in late 1993 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs, partly because of the need to keep fighting for market share, but also because wages and benefits of U.S. workers continue to grow at rates that are near or perhaps below the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. At the same time, however, the bond markets have perceived isolated signs of more rapid economic growth as possible harbingers of increasing inflation, and have slightly bid up longer-term interest rates. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 7%, in an environment of 2 1/2% to 3% inflation, we believe real rates of return in the fixed-income markets could remain relatively attractive.

Municipal Bond Market

The municipal bond market has been marked by a dramatic decline in the supply of new issues, particularly in the high-yield segment, a trend that began in 1994. This year, municipal supply is expected to shrink by another $50 to $60 billion, while bond calls have been setting records, further reducing supply. Also, prior to 1994, many municipalities issued new debt in order to refinance higher-yielding bonds issued in the 1980s. Last year's increases in interest rates stopped most of that activity and, since many of these refinancings were accomplished prior to the series of interest rate increases by the Federal Reserve, refinancing activity has not returned to its previous levels. Also, the anti-tax, anti-government sentiment expressed in the November 1994 elections has manifested itself in the cancellation or postponement of many projects that would have been financed with general-obligation bonds.

        At the same time, flat-tax proposals in Congress have also dampened the municipal bond market, even though passage of any major tax reform legislation is not expected before 1997 or 1998. Meanwhile, voters' defeat of the Orange County, California sales tax increase did not seem to impact the market, suggesting continued investor confidence. While the Fund had no direct exposure to Orange County, 1.5% of total Fund assets is invested in two issues of the San Joaquin Transportation Corridor Agency, which had one-third of its construction funds and all of its contingency funds invested with the county. Prices of the agency's bonds declined for a short time after the county declared bankruptcy, but later recovered and did not adversely affect the Fund.

Portfolio Performance and Strategy

The Fund's slight underperformance relative to the Lehman Index during the period can be attributed in part to the difficulty of finding reasonably priced bonds with attractive yields, without adding excessive risk to the portfolio. Also, the Fund has a high concentration of bonds with higher-than-market-rate coupons, which are associated with lower-rated bonds. This can limit price potential in a declining interest rate environment such as we have seen in the past six months. However, we do not think it is prudent to take on additional risk simply to maintain the same level of yield. This contributed to a reduction in the Fund's dividend to $0.052 per share from $0.055.

        The risk of calls and lack of supply will continue to be major challenges in the remainder of 1995. July 1, 1995 saw the largest number of bond calls in history and the number of calls is expected to be even larger on January 1, 1996, after which calls will decline. We will maintain our emphasis on careful research, diversification of credit risk, liquidity and high current tax-exempt income. We continue to closely monitor our holdings and seek out new opportunities for investment. The easing of credit concerns regarding Orange County and the opening of the new Denver International Airport have been positive developments for the municipal bond market, and financings for such projects as de-inked paper facilities and a transportation system to serve the ski resort in Telluride, Colorado have also helped the portfolio.

        We appreciate your support and welcome any questions or comments you may have.

Respectfully,



[A photo of A. Keith Brodkin, Chairman and President.]
                               [A photo of Cynthia M. Brown, Portfolio Manager.]

/s/ A. Keith Brodkin                          /s/ Cynthia M. Brown
A. Keith Brodkin                              Cynthia M. Brown
Chairman and President                        Portfolio Manager
August 10, 1995



Portfolio Manager Profile

Cynthia Brown began her career at MFS in 1986 in the Fixed Income Department. A graduate of Boston University, she was named Investment Officer in 1986, Assistant Vice President in 1987, Vice President in 1989 and Senior Vice President in 1994. In addition to managing MFS Municipal High Income Fund, she oversees MFS(R) Municipal Income Trust. Ms. Brown is a member of the Boston Municipal Analysts Group.

Objective and Policy

The Fund's investment objective is to provide high current income exempt from federal income taxes.

The Fund's investment policy is to invest primarily in debt securities, the interest on which is exempt from federal income tax. Generally, these securities are in the medium- and lower-rated categories or are unrated. The Fund may enter into futures contracts and options on futures contracts to protect against anticipated changes in interest rates. The Fund may also enter into options transactions and purchase securities on a "when-issued" basis.

Performance Summary

Because mutual funds like MFS Municipal High Income Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A and Class B shares for the applicable time periods.

Average Annual and Cumulative Total Rates of Return
Class A Investment Results
(net asset value change including reinvested distributions)

                                 6 Months   1 Year   5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return*           +7.02%   +7.33%   +41.00%   +113.21%
--------------------------------------------------------------------------------
Average Annual Total Return*           --   +7.33%    +7.11%     +7.86%
--------------------------------------------------------------------------------

The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the Securities and Exchange Commission (the SEC), with all distributions reinvested and reflecting the maximum sales charge of 4.75% on the initial investment for the 1-, 5- and 10-year periods ended June 30, 1995, were +3.44%, +6.20% and +7.49%, respectively.

Class B Investment Results
(net asset value change including reinvested distributions)
                                                                 9/07/93+-
                                 6 Months         1 Year         7/31/95
--------------------------------------------------------------------------------
Cumulative Total Return++          +6.47%         +6.21%          +6.17%
--------------------------------------------------------------------------------
Average Annual Total Return++          --         +6.21%          +3.21%
--------------------------------------------------------------------------------

The average annual total returns, calculated for the period ended as of the most recent calendar quarter as required by the SEC, with all distributions reinvested and reflecting the current maximum contingent deferred sales charge
(CDSC) of 4% for the 1-year period ended June 30, 1995 and for the period from September 7, 1993 to June 30, 1995, were +3.47% and +1.21%, respectively.

All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

 * These results do not include the sales charge. If the charge had been included, the results would have been lower.

 +   Commencement of offering of this class of shares.

++ These results do not include any CDSC. If the charge had been included, the results would have been lower.

Portfolio of Investments - July 31, 1995

Municipal Bonds - 98.1%

-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 2.0%
   Arizona Student Loan Acquisition Authority, 7.25s, 2010                       $   2,970     $      3,042,349
   Arizona Student Loan Acquisition Authority, 7.625s, 2010                          4,610            4,998,715
   Nebraska Higher Education Loan Rev., 6.45s, 2018                                 11,000           10,803,430
   Pennsylvania Higher Education Assistance Agency, AMBAC, RIBS,
      8.159s, 2022                                                                   2,700            2,582,038
                                                                                               ----------------
                                                                                               $     21,426,532
-----------------------------------------------------------------------------------------------------------------
General Obligation - 2.8%
   City of Markham, Cook County, IL, 9s, 2012                                    $   2,700     $      2,868,723
   Jefferson County, OH, 7.125s, 2019                                                8,660            8,913,305
   New Lenox, IL, Community Park Development
      Authority, 8.25s, 2014                                                         4,205            4,291,959
   New York City, NY, 6.875s, 2003                                                   1,000            1,051,550
   New York City, NY, 6.6s, 2010                                                     3,000            3,012,960
   New York City, NY, 7.1s, 2011                                                     1,000            1,035,460
   New York City, NY, 7s, 2022                                                       1,700            1,830,085
   State of California, 0s, 2009                                                     5,800            2,519,578
   Virgin Islands Public Financing Authority, 7.25s, 2018                            2,000            2,058,100
   West Warwick, RI, 6.8s, 1998                                                        500              510,645
   West Warwick, RI, 7s, 2002                                                          190              194,654
   West Warwick, RI, 7.3s, 2008                                                        200              210,048
   West Warwick, RI, 7.45s, 2013                                                       570              569,099
                                                                                               ----------------
                                                                                               $     29,066,166
-----------------------------------------------------------------------------------------------------------------
State and Local Appropriation - 1.5%
   California Public Works Board, Lease Rev., 5.625s, 2018                       $   5,000     $      4,600,700
   District of Columbia, Certificates of Participation, 7.3s, 2013                   2,500            2,498,550
   San Bernardino, CA, Certificates of Participation (Short Rites),
      MBIA, 8.66s, 2016                                                              5,000            4,631,850
   South Tucson, AZ, Municipal Property Corp., 8.75s, 2010                             865              942,227
   Troy, NY, Certificates of Participation, Recreational Facilities
      Rev., 9.75s, 2010*#                                                            2,805              280,500
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 1996                                                                        65               64,878
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 1997                                                                        70               69,718
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 1998                                                                        75               74,549
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 1999                                                                        80               79,372
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2000                                                                        85               84,140
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2001                                                                        95               93,920
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2002                                                                       115              113,559
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2003                                                                       130              128,229


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
State and Local Appropriation - continued
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2004                                                                 $     150     $        147,807
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2005                                                                       165              162,435
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2010                                                                       235              223,520
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2011                                                                       250              237,390
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2013                                                                       290              274,552
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2015                                                                       335              316,344
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2016                                                                       360              339,566
   Williamsburg County, SC, School District, Public Facilities Rev.,
      7.5s, 2017                                                                       390              367,478
                                                                                               ----------------
                                                                                               $     15,731,284
-----------------------------------------------------------------------------------------------------------------
Refunded and Special Obligation - 10.7%
   Austin, TX, Combined Utilities System Rev., 10.75s, 2015                      $   1,780     $      2,253,747
   Daphne, AL, Special Care Facilities Financing Authority,
      First Mortgage Rev., 0s, 2028                                                  4,500            2,130,255
   Daphne, AL, Special Care Facilities Financing Authority,
      Second Mortgage Rev., 0s, 2028                                                89,975           42,593,265
   Daphne, AL, Special Care Facilities Financing Authority,
      Subordinated  Note, 0s, 2018                                                  48,475            6,427,785
   Dayton, OH, Special Facilities Rev. (Emery Air Freight), "A",
      12.5s, 2009                                                                      950            1,115,043
   Maine Health & Higher Education Facilities Authority
      (St. Mary's General Hospital), 8.625s, 2022                                    5,140            5,992,777
   Mesa County, CO, Residual Rev., 0s, 2012                                         25,125            7,425,191
   Mississippi Hospital Equipment & Facilities Authority Rev.
      (Rush Medical Center), 8.75s, 2016                                             2,800            3,064,796
   New York Local Government Assistance Corp., 7s, 2021                                800              911,344
   South Carolina Public Service Authority, 7.1s, 2021                               2,000            2,292,280
   Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.),
      0s, 2016                                                                       3,445            4,696,999
   Texas Turnpike Authority (Houston Ship Channel Bridge), 0s, 2020                 21,090           28,852,596
   Washington Public Power Supply System, Project #1,
      14.375s, 2001                                                                  1,000            1,348,830
   Washington Public Power Supply System, Project #1, 15s, 2017                      1,830            2,063,984
   Washington Public Power Supply System, Project #3, 15s, 2018                      1,350            1,522,611
                                                                                               ----------------
                                                                                               $    112,691,503
-----------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 9.7%
   Alaska Housing Finance Corp., 6.5s, 2034                                      $   1,810     $      1,809,855
   Arkansas Housing Development Agency Residential Mortgage Rev.,
      0s, 2015                                                                      14,000            1,644,580
   Berkeley, Brookes, & Fayette Counties, WV, 0s, 2016                              22,285            2,332,125


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
   California Housing Finance Authority, 7.4s, 2026                              $  17,240     $     18,324,396
   Chicago, IL, Single Family Residence, 0s, 2017                                   20,020            1,786,985
   Colorado Housing Finance Authority, 8s, 1998                                      3,000            3,060,780
   Cook County, IL, Single Family Housing, 0s, 2015                                  6,025              687,995
   Corpus Christi, TX, Housing Finance Corp., 0s, 2011                               3,395              734,101
   Delaware Housing Authority, 6.75s, 2024                                           3,200            3,238,592
   Denver, CO, City & County Airport Rev., 0s, 2015                                  2,110              203,277
   East Baton Rouge, LA, 0s, 2010                                                   26,570            5,239,870
   El Paso, TX, Housing Finance Corp., 8.75s, 2011                                   1,030            1,111,638
   Florida Housing Finance Agency, 0s, 2012                                            825              149,606
   Florida Housing Finance Agency, 0s, 2016                                         10,800            1,358,640
   Harris County, TX, Housing Finance Corp., 9.875s, 2014                              940              948,968
   Jefferson County, CO, 8.875s, 2013                                                  570              614,813
   Jefferson County, TX, Health Facilities Rev., 0s, 2015                            6,235              722,824
   Maine Housing Authority, Mortgage Purchase, 8.2s, 2019                            1,820            1,864,408
   Maine Housing Authority, Mortgage Purchase, 6.35s, 2022                              75               72,908
   Maine Housing Authority, Mortgage Purchase, 8.2s, 2022                            5,980            6,125,912
   Mississippi Home Corp., 9.25s, 2012                                                 310              335,271
   Nebraska Investment Finance Authority, 0s, 2016                                   6,060              535,946
   Nevada Housing Division, 0s, 2015                                                 5,587              775,520
   New Castle County, DE, 0s, 2016                                                   2,035              239,967
   New Hampshire Housing Finance Authority, 0s, 2011                                 1,860              351,931
   New Hampshire Housing Finance Authority, 8.5s, 2014                               4,005            4,206,291
   New Mexico Mortgage Finance Authority, 12s, 2011                                     75               75,901
   New Mexico Mortgage Finance Authority, 6.9s, 2024                                 3,640            3,710,652
   North Dakota Housing Finance Agency, 8.3s, 2012                                     525              543,102
   North Dakota Housing Finance Agency, 6.8s, 2023                                     955              970,872
   Ohio Housing Finance Agency, GNMA, RIBS, 9.324s, 2031                             1,800            1,910,268
   Reno County, KS, Mortgage Rev., 0s, 2014                                         10,425            1,209,613
   Rhode Island Housing & Mortgage Finance Corp., 8.4s, 2021                         6,020            6,238,947
   State of Texas, 7s, 2025                                                          4,150            4,263,378
   Tennessee Housing Development Agency, Homeownership Program,
      8.125s, 2021                                                                   3,910            4,063,819
   Texas Housing Agency, 8.2s, 2016                                                  1,060            1,089,033
   Texas Housing Agency, Residential Mortgage Rev., 8.4s, 2020                       2,050            2,144,177
   Utah Housing Finance Agency, 10.75s, 2008                                             5                5,109
   Utah Housing Finance Agency, 0s, 2016                                            28,825            3,435,379
   Vermont Housing Finance Agency, Home Mortgage Purchase, "B",
      8.1s, 2022                                                                     1,735            1,812,849
   Virginia Housing & Development Authority, 7.125s, 2022                            9,505            9,876,075
   Wisconsin Housing & Economic Development Authority,
      Home Ownership Rev., 0s, 2016                                                  2,535              319,537
   Wisconsin Housing & Economic Development Authority,
      Home Ownership Rev., 9.692s, 2022                                              1,800            1,899,018
                                                                                               ----------------
                                                                                               $    102,044,928
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
   Alexandria, VA, Redevelopment & Housing Authority
      (Jefferson Village Apartments), 9s, 2018                                   $   2,000     $      2,058,400
   Broward County, FL, Housing Finance Authority
      (Deerfield Beach Apartments), 13s, 2000*                                       3,419            1,987,330
   Dallas, TX, Housing Finance Corp., 8.5s, 2011                                     3,450            3,545,427
   Escondido, CA, Community Development Authority
      (Las Villas del Norte), 8.875s, 2005                                           1,760            1,728,461
   Fairfax County, VA, Redevelopment & Housing Authority
      (Little River Glen), 8.95s, 2020                                               2,050            2,109,634
   Florida Housing Finance Agency (Mutual Benefit Life), 7s, 2004                      720              651,600
   Florida Housing Finance Agency (South Lake Apartments), 8.7s, 2021                3,500            3,527,160
   Indianapolis, IN, Economic Development Authority
      (Buckingham/Balmoral), 10.5s,  2015*#                                          4,385            1,315,500
   Maplewood Terrace, RI, Housing Development Corp., 6.9s, 2025                      4,035            4,098,995
   Massachusetts Housing Finance Agency, 8.5s, 2020                                     15               15,390
   Memphis, TN, Health, Education & Housing Facilities Board
      (Wesley Highland Terrace), 12.75s, 2015#                                       6,300            5,355,000
                                                                                               ----------------
                                                                                               $     26,392,897
-----------------------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.9%
   Clermont County, OH, Hospital Facilities Rev. (Mercy Health System),
      AMBAC, MVRIC, 9.191s, 2021                                                 $   1,300     $      1,426,737
   Desert Hospital District, CA, Hospital Rev. (Desert Hospital),
      CG, COP, MVRIC, 8.564s, 2020                                                   4,000            4,124,880
   North Central Texas, Health Facilities Development Corp.
      (Presbyterian Hospital), MBIA, RITES, 9.72s, 2021                              4,000            4,202,880
   Quincy, MA, Rev. (Quincy Hospital), 5.82s, 2011                                   5,000            4,362,550
   Salt Lake City, UT, Hospital Rev. (Intermountain Health Care),
      AMBAC, INFLO, 9.16s, 2020                                                      1,250            1,357,175
   State of Montana Health Facilities Authority, 9.884s, 2016                        4,000            4,189,920
                                                                                               ----------------
                                                                                               $     19,664,142
-----------------------------------------------------------------------------------------------------------------
Health Care Revenue - 15.1%
   Arkansas Development Finance Authority, Economic Development Rev.
      (Southwest Homes), 10.8s, 2018                                             $     975     $      1,032,223
   Bell County, TX, Health Facilities Authority (Kings Daughters
      Hospital), 9.25s, 2008                                                         1,255            1,386,976
   Berlin, MD, Hospital Rev. (Atlantic General Hospital), 8.375s, 2022               1,375            1,444,369
   Brentwood, TN, Industrial Development Board, 8.5s, 1995#                             50               25,000
   Brentwood, TN, Industrial Development Board, 9s, 1997#                               15                7,500
   Brentwood, TN, Industrial Development Board, 10s, 2001#                           1,650              825,000
   Brevard County, FL, Health Facilities Authority (Beverly Enterprises),
      10s, 2010                                                                      1,350            1,515,793
   Cambria County, PA, Industrial Development Authority
      (Beverly Enterprises), 10s, 2012                                               1,200            1,470,732
   Chester County, PA, Industrial Development Authority
      (RHA/PA Nursing Home, Inc.), 10.125s, 2019                                     1,980            2,035,321
   Colorado Health Facilities Authority Rev.
      (Gericare, Inc./Denver), 10.5s, 2019#                                          5,000            3,443,750


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Health Care Revenue - continued
   Connecticut Development Authority (Waterbury Health),
      13.5s, 2014                                                                $   2,765     $      2,834,070
   Connecticut Health & Educational Facilities (Johnson Evergreen
      Corp.), 8.5s, 2014                                                             1,350            1,422,036
   Daphne, AL, Special Care Facilities Financing Authority
      (Westminster Village), 8.25s, 2026*                                           12,500            7,500,000
   District of Columbia, Hospital Rev. (Hospital for Sick Children),
      8.875s, 2021                                                                     980            1,052,804
   District of Columbia, Hospital Rev. (Washington Hospital),
      7.125s, 2019                                                                   1,750            1,680,473
   Doylestown, PA, Hospital Authority (Doylestown Hospital),
      7.2s, 2023                                                                     2,200            2,147,728
   Fairfax, Fauquier & Loudoun Counties, VA, Health Center
      Commission, Nursing Home Rev., 9s, 2020                                        1,910            1,994,078
   Fulton County, GA, Residential Care Facilities, Elderly Authority
      Rev. (Lenbrook Square Foundation), 9.75s, 2017                                 3,580            3,677,806
   Grand Junction, CO, Hospital Rev. (Lincoln Park Osteopathic
      Hospital), 6.9s, 2019                                                          2,900            2,655,356
   Guntersville, AL, Medical Clinic Board Rev.
      (Barfield Health Care), 12s, 2010                                              1,000            1,001,710
   Hannibal, MO, Industrial Development Authority
      (Hannibal Regional Health Care System, Inc.), 9.5s, 2022+                      3,000            3,472,350
   Hobbs, NM, Health Facilities Rev. (Nemecal Associates),
      9.5s, 2014                                                                     1,760            1,865,987
   Hopewell County, VA, Hospital Authority
      (John Randolph Hospital), 8.85s, 2013                                            975            1,001,481
   Illinois Health Facilities Rev. (Memorial Hospital), 7.25s, 2022                  1,500            1,482,015
   Jacksonville, FL, Health Facilities Authority
      (National Benevolent), 7s, 2022                                                1,000            1,002,110
   Jacksonville, FL, Industrial Development Rev.
      (Beverly Enterprises), 9.75s, 2011                                             1,015            1,130,233
   Jefferson County, KY, Health Facilities Rev.
      (Beverly Enterprises), 10.125s, 2008                                           2,295            2,549,034
   Kansas City, MO, Industrial Development Authority,
      Retirement Facilities, 9s, 2013                                                5,450            5,797,655
   Lee County, FL, Industrial Development Authority
      (Beverly Enterprises), 10s, 2010                                                 955            1,080,029
   Lexington-Fayette Counties, KY, Health Care
      Facilities (Sayre Christian Village), 10s, 2012                                  980            1,009,096
   Louisiana Public Facilities Authority
      (Southwest Medical Center), 11s, 2006                                          1,571              816,937
   Luzerne County, PA, Industrial Development Authority
      (Beverly Enterprises), 10.125s, 2008                                           1,375            1,539,134
   Martin County, FL, Industrial Development Authority
      (Beverly Enterprises), 9.8s, 2010                                              2,950            3,294,648
   Massachusetts Health & Education Facilities Authority
      (Fairview Extended Care Facility), 10.25s, 2021                                3,000            3,382,410



-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Health Care Revenue - continued
   Massachusetts Industrial Finance Agency, 8.875s, 2025                         $   7,845     $      7,937,571
   Massachusetts Industrial Finance Agency (Martha's Vineyard
      Long-Term Care), 9.25s, 2022                                                   3,410            3,239,500
   Meridian, MI, Economic Development Corp. (Burcham Hills),
      9.625s, 2019                                                                   2,390            2,568,342
   Michigan Strategic Fund Ltd. Obligation Rev. (River Valley
      Recovery Center), 12.875s, 2015                                                1,042            1,188,932
   Montgomery County, OH, Hospital Rev.
      (Kettering Convalescent Center), 10s, 2020                                     5,200            5,513,404
   Montgomery County, PA, Higher Education & Health Authority Rev.
      (AHF/Montgomery, Inc.), 10.5s, 2020                                            2,500            2,606,425
   Nebraska Investment Finance Authority (Centennial Park), 10.5s, 2016              2,200            2,298,582
   New Hampshire Industrial Development Authority (Tall Pines),
      11.25s, 2016                                                                   2,400            2,668,920
   New Jersey Economic Development Authority (Burnt Tavern
      Convalescent Center), 9s, 2013                                                 1,700            1,766,657
   New Jersey Economic Development Authority (Courthouse
      Convalescent Center), 8.7s, 2014                                               1,350            1,389,987
   New Jersey Economic Development Authority (Dover),
      13.375s, 2014#                                                                 1,835              917,500
   New Jersey Economic Development Authority (Geriatric &
      Medical Services), 9.625s, 2004                                                  510              551,019
   New Jersey Economic Development Authority (Geriatric &
      Medical Services), 9.625s, 2022                                                1,350            1,447,996
   New Jersey Economic Development Authority (Gerimed Care Inn),
      10.5s, 2020                                                                    3,000            3,246,660
   New Jersey Economic Development Authority (Wanaque
      Convalescent Center), 8.5s, 2009                                                 700              702,499
   New Jersey Economic Development Authority (Wanaque
      Convalescent Center), 8.6s, 2011                                               1,000            1,003,540
   New Jersey Economic Development Authority (Woodgreen
      Health Care), 9.75s, 2011                                                      3,215            3,256,731
   North Carolina Medical Care Commission, Hospital Rev.
      (Valdese General Hospital), 8.75s, 2016                                        1,970            2,061,625
   North Central Texas, Health Facilities Development Corp.
      (Baylor University Medical Center), INFLO, 9.664s, 2016                        4,300            4,693,708
   Okaloosa County, FL, Retirement Rental Housing Rev.
      (Beverly Enterprises), 10.75s, 2003                                            3,045            3,332,996
   Osceola County, FL, Industrial Development Rev. (Community
      Provider), 7.75s, 2017                                                         2,700            2,777,625
   Owensboro, KY (Children's Regional Hospital), 13s, 2010                           3,480            3,570,480
   Portsmouth, VA, Industrial Development Authority (Beverly
      Enterprises), 10s, 2011                                                        2,085            2,368,935
   Prince William County, VA, Industrial Development Authority,
      Residential Care (Westminster at Lake Ridge), 10s, 2022                        3,500            3,763,970
   Rochester, MN (Mayo Foundation/Mayo Medical Foundation),
      FIRS, 7.93s, 2021                                                              2,000            2,032,720


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Health Care Revenue - continued
   Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing
      Home), 9.75s, 2013                                                         $   1,920     $      2,018,688
   Seminole County, FL, Industrial Development Authority
      (Friendly Village of Florida), 10s, 2011                                         905              945,888
   St. Charles County, MO, Industrial Development Authority
      (Garden View Care Center), 10s, 2016                                           1,795            1,843,644
   St. Petersburg, FL, Health Facilities Rev. (Swanholm Nursing),
      10s, 2022                                                                      1,580            1,700,080
   Suffolk County, NY, Industrial Development Agency
      (A Planned Program for Life Enrichment, Inc.), 9.75s, 2015                     3,765            3,388,500
   Tyler, TX, Health Facilities Development Corp. (Park Place),
      12.5s, 2018++                                                                  4,905            5,074,615
   Vincennes, IN, Economic Development Authority (Lodge of the
      Wabash), 12.5s, 2015                                                           1,130            1,107,400
   Waterford Township, MI, Economic Development Rev.
      (Canterbury Health Care), 8.375s, 2023                                         3,100            3,217,676
   Westerville, OH, Industrial Development Rev. (Health Care
      Corp.), 10s, 2008                                                                555              572,188
   Westside Habilitation Center, Cheneyville, LA, 8.375s, 2013                       2,700            2,632,554
   Wilkins Area, PA, Industrial Development Authority (Beverly
      Enterprises), 10s, 2011                                                        1,150            1,308,125
                                                                                               ----------------
                                                                                               $    159,291,526
-----------------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 8.8%
   Beaver County, PA, Industrial Development Authority
      (Toledo Edison), 12.25s, 2015                                              $   5,610     $      5,755,804
   Claiborne County, MS, Pollution Control Rev. (Middle South
      Energy, Inc.), 9.5s, 2016                                                      2,350            2,483,315
   Clark County, NV (Nevada Power), FGIC, 6.7s, 2022                                 4,000            4,131,680
   Georgia Municipal Electric Authority, Power Rev., 8.426s, 2022                    9,900            9,714,177
   Intermountain Power, GA, 0s, 2017                                                 5,000            1,222,150
   Lake Charles, LA, Port Facilities Rev. (Truckline LNG), 7.75s, 2022               3,500            3,824,870
   Los Angeles, CA, Department of Water, Electric Plant Rev.,
      5.375s, 2023                                                                   3,000            2,661,390
   Midland Michigan Environmental Development Authority,
      Pollution Control Rev. (Midland Cogeneration), 9.5s, 2009                      3,000            3,231,000
   Montana Board of Investment Resources Recovery Rev.
      (Yellowstone Energy), 7s, 2019                                                 6,500            6,142,435
   New Jersey Economic Development Authority (Vineland
      Cogeneration), 7.875s, 2019                                                    3,000            3,212,400
   New York Energy Research & Development Authority, 7.15s, 2019                     1,650            1,656,353
   New York Energy Research & Development Authority, 7.15s, 2020                     7,350            7,378,297
   New York Energy Research & Development Authority, 7.5s, 2026                      4,750            5,050,960
   Palm Beach County, FL, Solid Waste Development, 6.95s, 2022                       6,650            6,361,922
   Pennsylvania Economic Development, Fingauth Research Recovery,
      6.6s, 2019                                                                    10,000            9,650,700
   Pittsylvania County, VA, Industrial Development Authority,
      7.55s, 2019                                                                   10,000           10,266,700


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
   Southern California Public Power Authority, Transportation Project,
      RIBS, 7.508s, 2012                                                         $   1,350     $      1,341,522
   Swanton Village, VT, Electric System Rev., 6.7s, 2023                             1,750            1,771,263
   West Feliciana Parish, LA, Pollution Control Rev.
      (Gulf States Utilities Co.), 9s, 2015                                          2,500            2,801,450
   West Feliciana Parish, LA, Pollution Control Rev.
      (Gulf States Utilities Co.), 8s, 2024                                          4,000            4,222,040
                                                                                               ----------------
                                                                                               $     92,880,428
-----------------------------------------------------------------------------------------------------------------
Turnpike Revenue - 5.9%
   Florida Mid-Bay Bridge Authority Rev., "B", 8.5s, 2022                        $   2,500     $      2,824,975
   Foothill/Eastern Transportation Corridor Agency, CA,
      Toll Road Rev., 0s, 2013                                                       5,000            2,632,450
   Foothill/Eastern Transportation Corridor Agency, CA,
      Toll Road Rev., 0s, 2018                                                      44,190            8,805,299
   Foothill/Eastern Transportation Corridor Agency, CA,
      Toll Road Rev., 0s, 2021                                                      25,000            4,011,250
   Foothill/Eastern Transportation Corridor Agency, CA,
      Toll Road Rev., 0s, 2022                                                      30,835            4,602,740
   Foothill/Eastern Transportation Corridor Agency, CA,
      Toll Road Rev., 0s, 2024                                                      72,045            9,305,332
   Massachusetts Industrial Finance Agency, Tunnel Rev.
      (Massachusetts Turnpike), 9s, 2020                                            11,295           12,305,677
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2001                                                       9,100            6,047,496
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2005                                                       1,500              737,475
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2007                                                       4,000            1,672,880
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2008                                                       5,400            2,092,338
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2011                                                      13,400            4,097,854
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2026                                                       5,765              683,556
   San Joaquin Hills, CA, Transportation Corridor Agency,
      Toll Road Rev., 0s, 2028                                                      11,750              835,190
   West Virginia Parkways, Economic Development & Tourism
      Authority, 7.068s, 2019                                                        1,200            1,135,560
                                                                                               ----------------
                                                                                               $     61,790,072
-----------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 9.4%
   Chicago, IL, O'Hare International Airport, Special Facilities Rev.
      (United Airlines), 8.4s, 2018                                              $   2,720     $      2,958,789
   Chicago, IL, O'Hare International Airport, Special Facilities Rev.
      (United Airlines), 8.5s, 2018                                                  4,500            4,918,770
   Chicago, IL, O'Hare International Airport, Special Facilities Rev.
      (United Airlines), 8.85s, 2018                                                 6,070            6,885,140
   Cleveland, OH, Airport Special Facilities Rev.
      (Continental Airlines), 9s, 2019                                               9,120            9,250,507


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - continued
   Dallas-Fort Worth, TX, International Airport Facility Improvement
      Corp. (American Airlines), 7.625s, 2021                                    $   4,500     $      4,728,105
   Denver, CO, City & County Airport Rev., 8.875s, 2012                              5,000            5,768,200
   Denver, CO, City & County Airport Rev., 7.75s, 2021                               2,050            2,201,720
   Denver, CO, City & County Airport Rev., 8.5s, 2023                                2,950            3,293,144
   Denver, CO, City & County Airport Rev., 8.75s, 2023                               5,770            6,603,073
   Denver, CO, City & County Airport Rev., 8s, 2025                                  1,140            1,239,169
   Denver, CO, City & County Airport Rev., 6.875s, 2032                              7,130            7,118,449
   Hillsborough County, FL, Aviation Authority Rev. (US Air),
      8.6s, 2022                                                                     4,255            4,380,012
   Kenton County, KY, Airport Board Special Facilities (Delta Airlines),
      7.5s, 2020                                                                    16,570           17,256,661
   Tulsa, OK, Municipal Airport Trust Rev., 7.375s, 2020                             7,000            7,227,080
   Tulsa, OK, Municipal Airport Trust Rev., 7.6s, 2030                              14,210           14,809,804
                                                                                               ----------------
                                                                                               $     98,638,623
-----------------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.3%
   Denver, CO, Urban Renewal Authority, Tax Increment Rev.,
      8.5s, 2013                                                                 $   1,450     $      1,357,678
   Denver, CO, Urban Renewal Authority, Tax Increment Rev.
      (Downtown Denver), 7.25s, 2017                                                 1,250            1,301,462
   Denver, CO, Urban Renewal Authority, Tax Increment
      Rev. (Musicland), 8.5s, 2017                                                     950              885,305
                                                                                               ----------------
                                                                                               $      3,544,445
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 13.1%
   Baltimore County, MD, Pollution Control (Bethlehem Steel),
      7.55s, 2017                                                                $   1,000     $      1,023,360
   Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
      (Bethlehem Steel), 8s, 2024                                                   10,455           10,961,963
   Butler, AL, Industrial Development Rev., 8s, 2028                                 4,500            4,979,700
   Courtland, AL, Industrial Development Board, Solid Waste
      Disposal Rev., 6.375s, 2029                                                    4,325            4,304,975
   DeQueen, AR, Industrial Development Board (Weyerhaeuser Co.),
      9s, 2006                                                                       1,000            1,028,010
   Eastern Band Cherokee Indian Community, NC (Carolina Mirror
      Co.), 10.25s, 2009                                                             3,390            3,572,179
   Eastern Band Cherokee Indian Community, NC (Carolina Mirror
      Co.), 11s, 2012+                                                                 950            1,008,282
   El Paso, TX, Industrial Development Authority
      (Popular Dry Goods Co.), 9.875s, 2016                                            800              817,536
   Hernando County, FL, Industrial Development Rev. (Crushed
      Stone Co.), 8.5s, 2014                                                         8,325            8,949,708
   Hodge Village, LA, Utilities Rev. (Stone Container Corp.),
      9s, 2010                                                                       6,800            7,279,400
   Hunt County, TX, Industrial Development Rev. (Household
      Manufacturing), 10.236s, 2003                                                  6,000            5,909,940
   Lawrenceburg, TN, Industrial Development Board (Tridon, Inc.),
      9.625s, 2006                                                                   2,800            2,868,712


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
   Maine Finance Authority (Bowater, Inc.), 7.75s, 2022                          $   8,500     $      9,021,475
   Massachusetts Industrial Finance Agency (Malden Metal
      Technology), 8.25s, 2014                                                       4,000            4,160,200
   McMinn County, TN, Industrial Development Board
      (Bowater, Inc.), 7.4s, 2022                                                    7,000            7,332,220
   Mesa County, CO (Joy Technologies), 8.5s, 2006                                    1,350            1,431,864
   New Hampshire Business Finance Authority, Pollution Control
      Rev., 5.875s, 2033                                                             2,500            2,195,125
   New Hampshire Industrial Development Authority
      (RockinghamPark), 13.5s, 1999                                                  1,270            1,298,512
   Perry County, KY, Solid Waste (T.J. International), 7s, 2024                     11,000           11,129,250
   Port of New Orleans, LA (Avondale Industries), 8.5s, 2014                        22,550           24,978,860
   Port of New Orleans, LA, Industrial Development
      (Continental Grain), 7.5s, 2013                                                2,000            2,033,960
   Sweetwater County, WY, Solid Waste, 6.9s, 2024                                    3,000            3,036,330
   Sweetwater County, WY, Solid Waste (FMC Corp.), 7s, 2024                          8,725            8,894,527
   Valdez, AK, Marine Terminal, 5.65s, 2028                                          5,000            4,581,750
   Walton, GA, Industrial Development Authority
      (Ultima Rubber Products, Inc.), 10s, 2010                                      4,550            4,879,102
                                                                                               ----------------
                                                                                               $    137,676,940
-----------------------------------------------------------------------------------------------------------------
Universities - 0.4%
   Massachusetts Industrial Finance Agency (Curry College),
      8s, 2014                                                                   $   1,500     $      1,510,710
   Massachusetts Industrial Finance Agency (Emerson College),
      8.9s, 2018                                                                     3,000            3,338,340
                                                                                               ----------------
                                                                                               $      4,849,050
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - 13.8%
   Atlanta, GA, Downtown Development Authority
      (Garnett Station), 11.5s, 2015*#                                           $   2,343     $        574,155
   Bristol, CT, Resource Recovery Facilities, 6.5s, 2014                             7,000            7,180,740
   Brush, CO, Industrial Development Rev. (Training Centers
      International), 12s, 2015                                                      4,735            5,461,301
   Brush, CO, Industrial Development Rev. (Training Centers
      International), "A", 12s, 2015                                                 4,455            5,138,352
   Connecticut Industrial Development Authority (Nutmeg Partners),
      12.75s, 2015*#                                                                 7,135            2,925,350
   Danville, VA, Industrial Development Authority (Piedmont Mall),
      2.75s, 2017                                                                    8,280            8,164,411
   District of Columbia (National Public Radio), 7.7s, 2023                          3,500            3,628,415
   Eastern Connecticut Resources Recovery, 5.5s, 2020                                2,000            1,751,740
   Fond du Lac, WI, 11s, 2003*#                                                      2,882            1,845,005
   Martha's Vineyard, MA, Land Bank, 8.125s, 2011                                    2,900            2,975,226
   Maryland Energy Financing Administration (Solid Waste),
      9s, 2016                                                                      28,300           28,480,271
   Massachusetts Health & Education Facilities Authority
      (Learning Center for Deaf Children), 9.25s, 2014                               1,000            1,074,040
   Massachusetts Industrial Finance Agency, Solid Waste Disposal
      Rev., 12s, 2016                                                                3,600            3,582,432


-----------------------------------------------------------------------------------------------------------------
                                                                          Principal Amount
Issuer                                                                       (000 Omitted)                Value
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - continued
   Michigan Strategic Fund Ltd. Obligation Rev. (Blue Water Fiber),
      8s, 2012                                                                   $   2,000     $      1,886,900
   Michigan Strategic Fund Ltd. Obligation Rev. (Great Lakes
      Fiber Project), 10.25s, 2016                                                  18,380           19,078,808
   Pennsylvania Convention, 6.75s, 2019                                              5,370            5,546,780
   Pennsylvania Economic Development Finance Authority,
      Recycling Rev., 9.25s, 2022                                                   25,000           26,230,500
   Retama, TX, Special Facilities Rev. (Retama Park Racetrack Project),
      8.75s, 2018                                                                   10,000            8,000,000
   St. Louis County, MO, Industrial Development Authority
      (Eagle Golf Enterprises, Inc.), 10s, 2005                                      2,200            2,445,872
   St. Louis County, MO, Industrial Development Authority
      (Kiel Center Arena), 7.785s, 2024                                              1,000            1,039,180
   Telluride Gondola Transit Co., CO, Real Estate Transfer Assessment
      Rev., 11.5s, 2012                                                              6,000            7,926,119
                                                                                               ----------------
                                                                                               $    144,935,597
-----------------------------------------------------------------------------------------------------------------
Special Assessment District - 0.2%
   Indianapolis, IN, Public Improvement Bond, 6.5s, 2022                         $   2,000     $      2,000,880
-----------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,004,843,021)                                        $  1,032,625,013

Other Assets, Less Liabilities - 1.9%                                                                20,244,222
-----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $  1,052,869,235
-----------------------------------------------------------------------------------------------------------------


 * Security valued by or at the direction of the Trustees.
 # Non-income producing security - in default.
 + Restricted security.
++ Security accruing partial interest - in default.


See notes to financial statements

Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
July 31, 1995
--------------------------------------------------------------------------------
Assets:
    Investments, at value (identified cost, $1,004,843,021)     $ 1,032,625,013
    Cash                                                                 41,410
    Receivable for investments sold                                   7,177,428
    Receivable for Fund shares sold                                   3,714,158
    Interest receivable                                              15,432,409
    Other assets                                                         13,101
                                                                ---------------
            Total assets                                        $ 1,059,003,519
                                                                ---------------

Liabilities:
    Payable for investments purchased                           $       355,042
    Payable for Fund shares reacquired                                2,031,407
    Payable to affiliates -
        Management fee                                                   89,784
        Distribution fee                                                 49,904
        Shareholder servicing agent fee                                  12,100
    Accrued expenses and other liabilities                            3,596,047
                                                                ---------------
        Total liabilities                                       $     6,134,284
                                                                ---------------
Net assets                                                      $ 1,052,869,235
                                                                ---------------
Net assets consist of:
    Paid-in capital                                             $ 1,119,640,034
    Unrealized appreciation on investments                           27,781,992
    Accumulated net realized loss on investments                    (93,121,213)
    Distributions in excess of net investment income                 (1,431,578)
                                                                ---------------
        Total                                                   $ 1,052,869,235
                                                                ---------------
Shares of beneficial interest outstanding                           118,701,825
                                                                ---------------
Class A shares:
    Net asset value and redemption price per share
        (net assets of $983,797,507/110,914,251 shares of
            beneficial interest outstanding)                    $          8.87
                                                                ---------------
    Offering price per share (100/95.25)                        $          9.31
                                                                ---------------
Class B shares:
    Net asset value and offering price per share
        (net assets of $69,071,728/7,787,574 shares of
            beneficial interest outstanding)                    $          8.87
                                                                ---------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended July 31, 1995
--------------------------------------------------------------------------------
Net investment income:
    Interest income                                                $ 40,208,973
                                                                   ------------
    Expenses -
        Management fee                                             $  3,342,223
        Trustees' compensation                                           24,042
        Shareholder servicing agent fee (Class A)                       650,403
        Shareholder servicing agent fee (Class B)                        69,870
        Distribution and service fee (Class B)                          305,188
        Workout expenditures                                            206,647
        Custodian fees                                                  118,275
        Postage                                                          64,804
        Legal fees                                                       55,047
        Printing                                                         43,346
        Auditing fees                                                    23,784
        Miscellaneous                                                   158,880
                                                                   ------------
            Total expenses                                         $  5,062,509
                                                                   ------------
                Net investment income                              $ 35,146,464
                                                                   ------------
Realized and unrealized loss on investments:
    Realized loss (identified cost basis)  on
        investment transactions                                    $(14,333,711)
    Change in unrealized appreciation (depreciation) on
        investments                                                  48,347,919
                                                                   ------------
            Net realized and unrealized gain on investments        $ 34,014,208
                                                                   ------------
                Increase in net assets from operations             $ 69,160,672
                                                                   ------------

See notes to financial statements

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------
                                                                       Six Months Ended            Year Ended
                                                                          July 31, 1995         January 31, 1995
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
    Net investment income                                              $     35,146,464          $   66,441,830
    Net realized loss on investments                                        (14,333,711)            (34,044,867)
    Net unrealized gain (loss) on investments                                48,347,919             (41,635,823)
                                                                       ----------------          --------------
        Increase (decrease) in net assets
            from operations                                            $     69,160,672          $   (9,238,860)
                                                                       ----------------          --------------
Distributions declared to shareholders -
    From net investment income (Class A)                               $    (34,242,909)         $  (66,774,251)
    In excess of net investment income (Class A)                             (1,429,326)               --
    From net investment income (Class B)                                     (2,002,424)             (1,978,622)
    In excess of net investment income (Class B)                                 (2,252)               --
                                                                       ----------------          --------------
        Total distributions declared to shareholders                   $    (37,676,911)         $  (68,752,873)
                                                                       ----------------          --------------
Fund share (principal) transactions -
    Net proceeds from sale of shares                                   $     94,297,934          $  345,765,914
    Net asset value of shares issued to shareholders
        in reinvestment of distributions                                     14,093,990              24,997,370
    Cost of shares reacquired                                               (62,724,297)           (127,012,254)
                                                                       ----------------          --------------
        Increase in net assets from Fund
            share transactions                                         $     45,667,627          $  243,751,030
                                                                       ----------------          --------------
            Total increase in net assets                               $     77,151,388          $  165,759,297

Net assets:
    At beginning of year                                                    975,717,847             809,958,550
                                                                       ----------------          --------------
    At end of year (including distributions in excess of
        net investment income of $1,431,578 and
        undistributed net investment income of
        $1,098,869, respectively)                                      $  1,052,869,235          $  975,717,847
                                                                       ----------------          --------------

See notes to financial statements

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Year Ended January 31,
                                                    Six Months      ----------------------------------------------------------------
                                           Ended July 31, 1995++         1995++       1994         1993         1992           1991
------------------------------------------------------------------------------------------------------------------------------------
                                                       Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
    beginning of period                            $      8.60      $    9.38    $    9.26    $    9.22    $    9.09    $      9.45
                                                   -----------      ---------    ---------    ---------    ---------    -----------
Income from investment operations -
    Net investment income                          $      0.30      $    0.64    $    0.77    $    0.73    $    0.73    $      0.74
    Net realized and unrealized gain
        (loss) on investments                             0.30          (0.75)        0.05         0.06         0.17          (0.32)
                                                   -----------      ---------    ---------    ---------    ---------    -----------
        Total from investment
            operations                             $      0.60      $   (0.11)   $    0.82    $    0.79    $    0.90    $      0.42
                                                   -----------      ---------    ---------    ---------    ---------    -----------
Less distributions declared
    to shareholders -
    From net investment
        income                                     $     (0.30)     $   (0.67)   $   (0.70)   $   (0.75)   $   (0.77)   $     (0.78)
    In excess of net
        investment income                                (0.03)          --           --           --           --             --
    From net realized gain
        on investments                                    --             --           --           --           --             --
    From paid-in capital                                  --             --           --           --           --             --
                                                   -----------      ---------    ---------    ---------    ---------    -----------
        Total distributions
            declared to
            shareholders                           $     (0.33)     $   (0.67)   $   (0.70)   $   (0.75)   $   (0.77)   $     (0.78)
                                                   -----------      ---------    ---------    ---------    ---------    -----------
Net asset value -
    end of period                                  $      8.87      $    8.60    $    9.38    $    9.26    $    9.22    $      9.09
                                                   -----------      ---------    ---------    ---------    ---------    -----------
Total return*                                             7.02%**       (1.04)%       9.19%        9.02%       10.34%          4.65%
Ratios (to average net assets)/Supplemental data:
    Expenses                                              0.92%+         1.04%        1.10%        1.00%        1.03%          1.05%
    Net investment
        income                                            6.90%+         7.27%        7.15%        7.95%        7.96%          8.17%
Portfolio turnover                                          10%            32%          18%          10%          21%            41%
Net assets at end of period
    (000 omitted)                                  $   983,798      $ 920,043    $ 809,957    $ 731,968    $ 648,043    $   638,185


 +  Annualized.

 * Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.

++ Per share data for the periods indicated is based on average shares outstanding.

**  Not annualized.


See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                Year Ended                                                Six Months   Year Ended
                                January 31,                                                    Ended   January 31,
                                -----------------------------------------------------       July 31,   -----------------------------
                                       1990          1989          1988          1987         1995++           1995++        1994+++
------------------------------------------------------------------------------------------------------------------------------------
                                    Class A                                    Class B
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
    beginning of period         $      9.55   $      9.68   $     10.38   $     10.49   $      8.60     $      9.38   $      9.40
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
Income from investment operations -
    Net investment income       $      0.85   $      0.88   $      0.84   $      0.99   $      0.26     $      0.57   $      0.32
    Net realized and
        unrealized gain (loss)
        on investments                (0.09)        (0.12)        (0.67)        (0.01)         0.29           (0.78)        (0.14)
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
        Total from invest-
            ment operations     $      0.76   $      0.76   $      0.17   $      0.98   $      0.55     $     (0.21)  $      0.18
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
Less distributions declared
    to shareholders -
    From net investment
        income                  $     (0.81)  $     (0.82)  $     (0.84)  $     (1.01)  $     (0.26)    $     (0.57)  $     (0.20)
    In excess of net
        investment income              --            --            --            --           (0.02)           --            --
    From net realized gain
        on investments                (0.04)        (0.07)        (0.03)        (0.08)         --              --            --
    From paid-in capital              (0.01)         --            --            --            --              --            --
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
        Total distributions
            declared to
            shareholders        $     (0.86)  $     (0.89)  $     (0.87)  $     (1.09)  $     (0.28)    $     (0.57)  $     (0.20)
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
Net asset value -
    end of period               $      9.45   $      9.55   $      9.68   $     10.38   $      8.87     $      8.60   $      9.38
                                -----------   -----------   -----------   -----------   -----------     -----------   -----------
Total return*                          8.24%         8.32%         1.87%        10.00%         6.47%**        (2.13)%        1.89%
Ratios (to average net assets)/Supplemental data:
    Expenses                           1.02%         0.65%         1.03%         1.00%         1.96%+          2.10%         2.04%+
    Net investment income              8.90%         9.27%         8.54%         9.54%         5.86%+          6.32%         5.43%+
Portfolio turnover                       21%           23%           16%            9%           10%             32%           18%
Net assets at end of period
    (000 omitted)               $   485,037   $   325,044   $   349,655   $   442,036   $    69,072     $    55,675   $         1


  + Annualized.

  * Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.

 ** Not annualized.

 ++ Per share data for the periods indicated is based on average shares outstanding.

+++ For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

See notes to financial statements

Notes to Financial Statements

(1) Business and Organization

MFS Municipal High Income Fund (the Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The Fund can invest up to 65% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than higher-rated securities, and tend to be more sensitive to economic conditions.

The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Fund at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers both Class A and Class B shares. The two classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee, computed daily and paid monthly at an effective annual rate of 0.30% of average daily net assets and 4.75% of investment income, amounted to $3,342,223 for the six months ended July 31, 1995.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $6,632 for the six months ended July 31, 1995.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $391,843 for the six months ended July 31, 1995 as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class B distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. The service fee is not charged on Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer. Fees incurred under the distribution plan during the six months ended July 31, 1995 were 1.00% of average daily net assets attributable to Class B shares and amounted to $305,188.

A contingent deferred sales charge is imposed on shareholder redemptions of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within 12 months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 1995 were $48,194 and $65,004 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earned $650,403 and $69,870 for Class A and Class B shares, respectively, for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio  Securities

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $118,538,663 and $101,629,879, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $ 1,004,843,021
                                                                ---------------
Gross unrealized appreciation                                   $    62,017,678
Gross unrealized depreciation                                       (34,235,686)
                                                                ---------------
   Net unrealized appreciation                                  $    27,781,992
                                                                ---------------

At January 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $68,805,964, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 1998 ($2,344,797), January 31, 1999 ($2,433,909),
January 31, 2000 ($4,786,449),  January 31, 2001 ($5,199,093),  January 31, 2002
($26,863,497) and January 31, 2003 ($27,178,219).

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


Class A Shares                          Six Months Ended July 31, 1995             Year Ended January 31, 1995
                                        ------------------------------             ----------------------------
                                            Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------------
Shares sold                              9,112,825        $ 80,434,022          32,283,057        $286,032,399
Shares issued to shareholders in
  reinvestment of distributions          1,508,252          13,233,561           2,760,128          24,132,344
Shares reacquired                       (6,726,876)        (59,563,005)        (14,365,883)       (123,961,674)
                                        ----------        ------------         -----------        ------------
  Net increase                           3,894,201        $ 34,104,578          20,677,302        $186,203,069
                                        ----------        ------------         -----------        ------------

Class B Shares                          Six Months Ended July 31, 1995             Year Ended January 31, 1995
                                        ------------------------------             ----------------------------
                                            Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------------
Shares sold                              1,570,467        $ 13,863,912           6,732,579        $ 59,733,515
Shares issued to shareholders in
    reinvestment of distributions           97,934             860,429             100,403             865,026
Shares reacquired                         (357,385)         (3,161,292)           (356,549)         (3,050,580)
                                        ----------        ------------         -----------        ------------
    Net increase                         1,311,016        $ 11,563,049           6,476,433        $ 57,547,961
                                        ----------        ------------         -----------        ------------

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended July 31, 1995 was $7,084.

(7) Restricted Securities

The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1995, the Fund owned the following restricted securities (constituting 0.76% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

Description                              Date of Acquisition       Par Amount             Cost            Value
-----------------------------------------------------------------------------------------------------------------
Eastern Band Cherokee
  Indian Community, NC
  (Carolina Mirror Co.), 10.25s, 2009               12/21/93       $3,390,000       $3,502,851       $3,572,179

Eastern Band Cherokee
  Indian Community, NC
  (Carolina Mirror Co.), 11s, 2012                   9/19/86          950,000          862,500        1,008,282

Hannibal, MO, Industrial Development
  Authority (Hannibal Regional Health
  Care System, Inc.), 9.5s, 2022                     3/23/92        3,000,000        2,970,713        3,472,350
                                                                                                     ----------
                                                                                                     $8,052,811
                                                                                                     ----------

(8) Litigation

MFS has been named as a defendant in a lawsuit brought by the City of Troy, NY (the City) alleging, among other things, that certain municipal securities issued by Troy and purchased by the Fund were invalid at the time of issuance. The Fund is actual owner of the securities. The lawsuit seeks to void the issuance of the securities and seeks the return of all principal and interest payments previously made by Troy together with interest on such amounts. If the matter cannot be resolved through settlement with the City and other parties, MFS and the Fund, if named as defendant, intend vigorously to contest the case. This lawsuit is in a preliminary state and involves significant complexities that prevent the Fund from being able to predict whether any liability might result. Management does not believe that any potential liability would be material to the financial position of the Fund. Accordingly, no amount has been accrued in the financial statements with respect to this matter. The Fund has filed a separate lawsuit against the City, and certain other parties, in which the Fund is seeking a determination that the securities are valid and that the Fund is entitled to payment and/or damages.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees of MFS Series Trust III and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund, including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the six-month period then ended, and the statement of changes in net assets and financial highlights for the six-month period then ended and for the year ended January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the eight years in the period ended January 31, 1994 for Class A shares, and for the period September 7, 1993 (commencement of operations) to January 31, 1994 for Class B shares, were audited by other auditors whose report dated March 16, 1994 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund as of July 31, 1995, and the results of its operations for the six-month period then ended, and the changes in its net assets and financial highlights for the six-month period then ended and for the year ended January 31, 1995, in conformity with generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

Boston, Massachusetts
September 1, 1995






         -----------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

It's Easy to Contact Us


[GRAPHIC OMITTED]
      MFS Automated Information

      Account Information:
      Call 1-800-MFS-TALK (1-800-637-8255)
      anytime.

      Market Outlook:
      Call 1-800-637-4458 any time for the MFS outlook on the bond and stock markets.


[GRAPHIC OMITTED]
      MFS Personal Service

      Account Service:
      Call 1-800-225-2606 any business day
      from 8 a.m. to 8 p.m. Eastern time.

      Product Information:
      Call 1-800-637-2929 any business day
      from 9 a.m. to 5 p.m. Eastern time.

      IRA Service:
      Call 1-800-637-1255 any business day
      from 8 a.m. to 6 p.m. Eastern time.

      Service for the Hearing-Impaired:
      Call 1-800-637-6576 any business day
      from 9 a.m. to 5 p.m. Eastern time (TDD required).


[GRAPHIC OMITTED]
      MFS Mailing Addresses

      For Personal Accounts:
      MFS Service Center, Inc.
      P.O. Box 2281
      Boston, MA 02107-9906

      For IRA Accounts:
      MFS Service Center, Inc.
      J.W. McCormack Station
      P.O. Box 4501
      Boston, MA 02101-9817

MFS Investment Opportunities

Mutual Funds

The MFS Family of Funds, shown on the facing page, falls into the eight general categories below. All offer full-time professional management, a diversified portfolio, and a wide array of shareholder services.

Stock funds seek growth of capital rather than income through investments in stocks.

Stock and bond funds seek current income and growth of capital through investments in both stocks and bonds.

Bond funds seek current income through investments in debt securities.

World funds seek stock, balanced, and bond fund objectives through investments in U.S. and foreign stocks and bonds.

Limited-maturity funds seek current income and preservation of capital through investments in debt securities with remaining maturities of five years or less.

National tax-free bond funds seek current income exempt from federal income tax through investments in debt securities issued by states and municipalities.1

State tax-free bond funds seek current income exempt from federal and state income taxes through investments in debt securities issued by a single state and its municipalities.(1)

Money market funds seek preservation of capital and current income through investments in short-term debt securities.(2)


To determine which MFS fund may be appropriate for you, please contact your financial adviser, who can help you relate these investment opportunities to your financial goals. If you prefer, you may call MFS Investor Information for literature(3) on MFS products and services: 1-800-637-2929, from 9 a.m. to 5 p.m. Eastern time any business day (leave a message anytime).


1 A small portion of the income may be subject to federal, state and/or alternative minimum tax.

2 Investments in money market funds are not issued or guaranteed by the U.S. government and there is no assurance that the fund will be able to maintain a stable net asset value.

3 Including a prospectus containing more complete information including charges and expenses. Read the prospectus carefully before investing.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

Stock
--------------------------------------------------------------------------------
Massachusetts Investors Trust
--------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund
--------------------------------------------------------------------------------
MFS(R) Capital Growth Fund
--------------------------------------------------------------------------------
MFS(R) Emerging Growth Fund
--------------------------------------------------------------------------------
MFS(R) Gold & Natural Resources Fund
--------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund
--------------------------------------------------------------------------------
MFS(R) Managed Sectors Fund
--------------------------------------------------------------------------------
MFS(R) OTC Fund MFS(R) Research Fund
--------------------------------------------------------------------------------
MFS(R) Value Fund
--------------------------------------------------------------------------------


Stock and Bond
--------------------------------------------------------------------------------
MFS(R) Total Return Fund
--------------------------------------------------------------------------------
MFS(R) Utilities Fund
--------------------------------------------------------------------------------


Bond
--------------------------------------------------------------------------------
MFS(R) Bond Fund
--------------------------------------------------------------------------------
MFS(R) Government Mortgage Fund
--------------------------------------------------------------------------------
MFS(R) Government Securities Fund
--------------------------------------------------------------------------------
MFS(R) High Income Fund
--------------------------------------------------------------------------------
MFS(R) Intermediate Income Fund
--------------------------------------------------------------------------------
MFS(R) Strategic Income Fund
(formerly MFS(R) Income & Opportunity Fund)
--------------------------------------------------------------------------------


Limited Maturity Bond
--------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
--------------------------------------------------------------------------------
MFS(R) Limited Maturity Fund
--------------------------------------------------------------------------------
MFS(R) Municipal Limited Maturity Fund
--------------------------------------------------------------------------------


World
--------------------------------------------------------------------------------
MFS(R) World Asset Allocation Fund
--------------------------------------------------------------------------------
MFS(R) World Equity Fund
--------------------------------------------------------------------------------
MFS(R) World Governments Fund
--------------------------------------------------------------------------------
MFS(R) World Growth Fund
--------------------------------------------------------------------------------
MFS(R) World Total Return Fund
--------------------------------------------------------------------------------


National Tax-Free Bond
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
--------------------------------------------------------------------------------
MFS(R) Municipal High Income Fund
(closed to new investors)
--------------------------------------------------------------------------------
MFS(R) Municipal Income Fund
--------------------------------------------------------------------------------

State Tax-Free Bond
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida,
Georgia, Louisiana, Maryland,
Massachusetts, Mississippi, New York,
North Carolina, Pennsylvania,
South Carolina, Tennessee, Texas, Virginia,
Washington, West Virginia
--------------------------------------------------------------------------------

Money Market
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
--------------------------------------------------------------------------------
MFS(R) Government Money Market Fund
--------------------------------------------------------------------------------
MFS(R) Money Market Fund
--------------------------------------------------------------------------------

MFS(R) Municipal       [Dalbar logo]                   Bulk Rate
High Income                                            U.S. Postage
Fund                                                   PAID
                                                       Permit #55638
500 Boylston Street                                    Boston, MA
Boston, MA 02116

[MFS logo]
THE FIRST NAME IN MUTUAL FUNDS







                                                MMH-3/95 53.5M            25/225